INCOME TAX CHARGE (Tables)	6 Months Ended
Jun. 30, 2024
Major components of tax expense (income) [abstract]
Summary of Major Components of Income Tax Expense (Benefit)

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Current tax expense	533	1,067	1,355	1,993
Deferred tax charge (Note 17)	190	(424)	450	(250)
	723	643	1,805	1,743

Summary of Reconciliation of Income Tax Expense (Benefit)
The expected weighted average tax rate of the Group amounted to 9% and 70% for the three months ended June 30, 2024 and 2023, respectively, and 11% and 20% for six months ended June 30, 2024, respectively.

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Income before tax	7,653	921	16,034	8,616
Expected tax expense	995	498	1,817	1,540
Tax effects of:
Disallowed expenses	(157)	420	156	457
Unrecognized deferred tax	(115)	(308)	(110)	(298)
Change in estimates related to prior periods	34	—	65	—
Tax incentives	(54)	—	(108)	—
Other	20	33	(15)	44
	723	643	1,805	1,743